Capital and Reserves - Schedule of Share Capital (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Number of Class A Shares [Member]
Issued and fully paid:
Balance at the beginning of year	33,300,000	30,588,830	23,792,943
Issuance of class A shares in connection with IPO	1,125,000	800,000	6,795,887
Issuance of class A shares to employees （2023 Share incentive plan）	2,400,000
Issuance of class A shares to individual consultants	900,000
Issuance of class A shares to certain employees (employee stock compensation plan)	205,250
Conversion of a convertible loan		1,911,170
Share Repurchase	(1,832,700)
Balance at end of year	36,097,550	33,300,000	30,588,830
Number of Class B Shares [Member]
Issued and fully paid:
Balance at the beginning of year	5,000,000	5,000,000	5,000,000
Issuance of class A shares in connection with IPO
Issuance of class A shares to employees （2023 Share incentive plan）
Issuance of class A shares to individual consultants
Issuance of class A shares to certain employees (employee stock compensation plan)
Conversion of a convertible loan
Share Repurchase
Balance at end of year	5,000,000	5,000,000	5,000,000
Ordinary shares [member]
Issued and fully paid:
Balance at the beginning of year (in Dollars)	$ 3,564,150	$ 1,228,037	$ 1,015,587
Issuance of class A shares in connection with IPO (in Dollars)	4,500,000	1,600,000	212,450
Issuance of class A shares to employees （2023 Share incentive plan） (in Dollars)
Issuance of class A shares to individual consultants (in Dollars)
Issuance of class A shares to certain employees (employee stock compensation plan) (in Dollars)
Conversion of a convertible loan (in Dollars)		736,113
Share Repurchase (in Dollars)
Offering costs (in Dollars)	(2,783,744)
Balance at end of year (in Dollars)	$ 5,280,406	$ 3,564,150	$ 1,228,037